UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Steven I. Koszalka

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio
March 31, 2017
unaudited
Bonds, notes & other debt instruments 95.71% Japanese yen 10.12%	Principal amount (000)	Value (000)
Japan, Series 113, 0.30% 2018	¥1,295,000	$11,710
Japan, Series 128, 0.10% 2021	3,275,000	29,723
Japan, Series 315, 1.20% 2021	2,457,800	23,328
Japan, Series 326, 0.70% 2022	9,825,000	92,326
Japan, Series 17, 0.10% 2023[1]	2,857,840	26,761
Japan, Series 329, 0.80% 2023	5,195,000	49,239
Japan, Series 18, 0.10% 2024[1]	21,094,080	197,810
Japan, Series 19, 0.10% 2024[1]	13,051,220	123,092
Japan, Series 337, 0.30% 2024	5,855,000	53,884
Japan, Series 336, 0.50% 2024	10,080,000	94,166
Japan, Series 20, 0.10% 2025[1]	3,600,540	34,039
Japan, Series 340, 0.40% 2025	8,975,000	83,256
Japan, Series 21, 0.10% 2026[1]	4,016,520	38,080
Japan, Series 344, 0.10% 2026	3,760,000	33,948
Japan, Series 116, 2.20% 2030	4,275,000	48,101
Japan, Series 145, 1.70% 2033	6,955,000	75,067
Japan, Series 150, 1.40% 2034	4,370,000	45,198
Japan, Series 42, 1.70% 2044	8,110,000	88,972
Japan, Series 47, 1.60% 2045	1,490,000	16,079
Japan, Series 53, 0.60% 2046	8,605,000	72,609
		1,237,388
Euros 9.81%
Allianz SE, 5.625% 2042	€4,500	5,756
Allianz SE, 4.75% 2049	24,900	30,003
Assicurazioni Generali SPA 7.75% 2042	5,300	6,843
Aviva PLC 6.125% 2043	13,750	17,370
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	23,900	26,808
Barclays Bank PLC 4.00% 2019[2]	5,450	6,428
Barclays Bank PLC 6.625% 2022	4,750	6,292
Belgium (Kingdom of), Series 79, 0.20% 2023	17,200	18,422
Belgium (Kingdom of), Series 68, 2.25% 2023	7	9
Belgium (Kingdom of), Series 82, 0.50% 2024	7,700	8,298
Belgium (Kingdom of), Series 77, 1.00% 2026	92,200	101,328
Belgium (Kingdom of), Series 83, 2.25% 2057	600	668
BHP Billiton Finance Ltd. 0.75% 2022	1,200	1,296
BNP Paribas 2.875% 2026	15,400	17,112
BPCE SA group 4.625% 2023	6,000	7,463
CaixaBank, SA 5.00% 2023	19,100	21,665
Croatia (Republic of) 3.00% 2025	16,250	17,672
France Télécom 5.625% 2018	1,500	1,704
French Republic O.A.T. 1.75% 2024	37,185	43,128
French Republic O.A.T. 3.25% 2045	7,425	10,106
Germany (Federal Republic of) 2.00% 2022	14,400	17,177
Germany (Federal Republic of) 0.10% 2023[1]	6,383	7,409
Germany (Federal Republic of) 0.50% 2026	74,070	81,389
Germany (Federal Republic of) 4.00% 2037	4,300	7,229
Capital World Bond Fund — Page 1 of 30

unaudited
Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Germany (Federal Republic of) 2.50% 2046	€111,495	$160,303
Greece (Hellenic Republic of) 3.375% 2017	635	668
Greece (Hellenic Republic of) 3.00% 2023[3]	820	726
Greece (Hellenic Republic of) 3.00% 2024[3]	820	711
Greece (Hellenic Republic of) 3.00% 2025[3]	820	705
Greece (Hellenic Republic of) 3.00% 2026[3]	820	690
Greece (Hellenic Republic of) 3.00% 2027[3]	820	687
Greece (Hellenic Republic of) 3.00% 2028[3]	820	660
Greece (Hellenic Republic of) 3.00% 2029[3]	820	641
Greece (Hellenic Republic of) 3.00% 2030[3]	820	631
Greece (Hellenic Republic of) 3.00% 2031[3]	820	620
Greece (Hellenic Republic of) 3.00% 2032[3]	820	611
Greece (Hellenic Republic of) 3.00% 2033[3]	820	602
Greece (Hellenic Republic of) 3.00% 2034[3]	820	595
Greece (Hellenic Republic of) 3.00% 2035[3]	820	585
Greece (Hellenic Republic of) 3.00% 2036[3]	820	581
Greece (Hellenic Republic of) 3.00% 2037[3]	820	579
Greece (Hellenic Republic of) 3.00% 2038[3]	820	577
Greece (Hellenic Republic of) 3.00% 2039[3]	820	577
Greece (Hellenic Republic of) 3.00% 2040[3]	820	578
Greece (Hellenic Republic of) 3.00% 2041[3]	820	577
Greece (Hellenic Republic of) 3.00% 2042[3]	820	576
HSBC Holdings PLC 3.375% 2024	15,050	16,867
Imperial Tobacco Finance PLC 5.00% 2019	12,425	14,962
Indonesia (Republic of) 3.375% 2025	1,400	1,598
Intesa Sanpaolo SpA 6.625% 2023	28,755	36,347
Ireland (Republic of) 3.90% 2023	14,020	18,181
Ireland (Republic of) 3.40% 2024	24,120	30,829
Ireland (Republic of) 5.40% 2025	17,640	25,583
Ireland (Republic of) 1.00% 2026	10,000	10,686
Ireland (Republic of) 2.40% 2030	5,005	5,965
Ireland (Republic of) 2.00% 2045	8,700	9,153
Italy (Republic of) 3.75% 2021	33,000	39,588
Italy (Republic of) 1.45% 2022	40,775	44,132
Italy (Republic of) 0.95% 2023	11,100	11,605
Italy (Republic of) 4.75% 2023	13,200	16,900
Italy (Republic of) 4.50% 2024	16,350	20,630
Italy (Republic of) 1.50% 2025	11,300	11,696
Lloyds Banking Group PLC 6.50% 2020	4,850	6,063
Merrill Lynch & Co., Inc. 4.625% 2018[4]	17,536	19,933
NN Group NV, 4.625% 2044	10,425	11,949
NN Group NV, 4.50% 2049	32,580	35,581
Orange SA 5.00% 2049	4,300	4,935
Portuguese Government 2.875% 2025	4,800	4,934
Rabobank Nederland 3.875% 2023	19,500	24,121
Spain (Kingdom of) 0.75% 2021	12,800	13,964
Spain (Kingdom of) 1.80% 2024[1]	2,007	2,410
Spain (Kingdom of) 3.80% 2024	22,640	28,695
Spain (Kingdom of) 2.15% 2025	3,500	3,955
Spain (Kingdom of) 1.30% 2026	42,200	44,085
Spain (Kingdom of) 1.95% 2026	100	111
Spain (Kingdom of) 1.50% 2027	10,300	10,838
Spain (Kingdom of) 5.15% 2028	14,290	20,559
Spain (Kingdom of) 2.90% 2046	2,000	2,137
Svenska Handelsbanken AB 2.656% 2024	9,650	10,721
Capital World Bond Fund — Page 2 of 30

unaudited
Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Vale SA 3.75% 2023	€3,950	$4,592
Veolia Environnement 4.247% 2021	900	1,102
		1,200,462
Polish zloty 5.10%
Poland (Republic of), Series 0420, 1.50% 2020	PLN980,075	241,330
Poland (Republic of), Series 1020, 5.25% 2020	333,450	92,021
Poland (Republic of), Series 0421, 2.00% 2021	443,750	109,234
Poland (Republic of), Series 1021, 5.75% 2021	178,270	50,761
Poland (Republic of), Series 0922, 5.75% 2022	212,555	61,145
Poland (Republic of), Series 1023, 4.00% 2023	147,430	39,238
Poland (Republic of), Series 0725, 3.25% 2025	121,500	30,581
		624,310
Hungarian forints 4.27%
Hungary, Series C, 2.00% 2019	HUF31,318,470	112,425
Hungary, Series A, 6.50% 2019	51,614,930	202,907
Hungary, Series A, 7.50% 2020	29,196,960	123,589
Hungary, Series A, 7.00% 2022	4,955,200	21,362
Hungary, Series A, 6.00% 2023	10,785,700	45,178
Hungary, Series B, 5.50% 2025	4,231,260	17,198
		522,659
Mexican pesos 3.47%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	726
Petróleos Mexicanos 7.19% 2024	133,000	6,301
Petróleos Mexicanos 7.47% 2026	18,000	840
Red de Carreteras de Occidente 9.00% 2028[2]	36,950	1,878
United Mexican States 4.00% 2019[1]	343,689	18,744
United Mexican States 4.00% 2040[1]	290,990	16,497
United Mexican States 4.00% 2046[1]	71,029	4,065
United Mexican States, Series M, 5.00% 2017	357,500	19,067
United Mexican States, Series M, 5.00% 2019	365,000	18,691
United Mexican States, Series M, 6.50% 2021	4,316,500	227,891
United Mexican States, Series M, 6.50% 2022	40,000	2,099
United Mexican States, Series M20, 10.00% 2024	1,093,500	68,766
United Mexican States, Series M, 5.75% 2026	473,000	23,150
United Mexican States, Series M30, 10.00% 2036	150,000	10,134
United Mexican States, Series M, 7.75% 2042	102,500	5,669
		424,518
British pounds 2.50%
Apple Inc. 3.05% 2029	£2,000	2,766
Aviva PLC, subordinated 6.875% 2058	2,110	3,227
AXA SA, junior subordinated 5.453% 2049	6,095	8,230
Bank of Scotland PLC 9.375% 2021	6,680	10,800
Barclays Bank PLC 10.00% 2021	400	645
BHP Billiton Finance Ltd. 3.25% 2024	800	1,115
Deutsche Telekom International Finance BV 6.50% 2022	3,746	5,857
Electricité de France SA 6.00% 2114	1,400	2,408
France Télécom 5.375% 2050	1,350	2,436
Lloyds Banking Group PLC 7.625% 2025	2,875	4,773
National Grid Transco PLC 4.00% 2027	2,700	4,022
Nestlé Finance International Ltd. 2.25% 2023	1,800	2,425
United Kingdom 1.00% 2017	38,700	48,694
Capital World Bond Fund — Page 3 of 30

unaudited
Bonds, notes & other debt instruments British pounds (continued)	Principal amount (000)	Value (000)
United Kingdom 1.50% 2021	£13,600	$17,811
United Kingdom 1.75% 2022	60,850	81,293
United Kingdom 2.25% 2023	10,900	15,037
United Kingdom 1.50% 2026	30,150	39,254
United Kingdom 3.25% 2044	15,575	25,650
United Kingdom 3.50% 2045	15,700	27,161
Wal-Mart Stores, Inc. 5.625% 2034	1,000	1,812
		305,416
Indian rupees 2.03%
India (Republic of) 7.28% 2019	INR2,249,600	35,254
India (Republic of) 7.80% 2021	5,619,300	89,891
India (Republic of) 7.68% 2023	1,074,900	17,253
India (Republic of) 8.83% 2023	4,874,600	82,181
India (Republic of) 6.97% 2026	1,530,000	24,078
		248,657
Malaysian ringgits 1.91%
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR27,055	6,126
Malaysia (Federation of), Series 0203, 4.24% 2018	3,299	751
Malaysia (Federation of), Series 0515, 3.759% 2019	75,050	17,044
Malaysia (Federation of), Series 0315, 3.659% 2020	198,861	44,830
Malaysia (Federation of), Series 0314, 4.048% 2021	36,250	8,266
Malaysia (Federation of), Series 0215, 3.795% 2022	60,400	13,542
Malaysia (Federation of), Series 0117, 3.882% 2022	75,674	17,150
Malaysia (Federation of), Series 0116, 3.80% 2023	155,126	34,596
Malaysia (Federation of), Series 0115, 3.955% 2025	117,450	26,101
Malaysia (Federation of), Series 0415, 3.99% 2025	11,500	2,575
Malaysia (Federation of), Series 0316, 3.90% 2026	60,000	13,290
Malaysia (Federation of), Series 0310, 4.498% 2030	194,100	43,912
Malaysia (Federation of), Series 0415, 4.254% 2035	5,900	1,270
Malaysia (Federation of), Series 0615, 4.786% 2035	18,000	4,072
		233,525
Colombian pesos 1.69%
Colombia (Republic of), Series UVL, 3.50% 2021[1]	COP20,284,012	7,458
Colombia (Republic of), Series B, 7.00% 2022	228,984,100	82,696
Colombia (Republic of), Series B, 10.00% 2024	135,947,000	56,834
Colombia (Republic of), Series B, 7.50% 2026	107,650,000	39,696
Colombia (Republic of), Series B, 6.00% 2028	59,254,600	19,486
		206,170
Australian dollars 1.43%
Australia (Commonwealth of), Series 124, 5.75% 2021	A$146,700	128,229
Australia (Commonwealth of), Series 133, 5.50% 2023	24,400	21,947
Australia (Commonwealth of), Series 138, 3.25% 2029	30,500	24,235
		174,411
Brazilian reais 1.24%
Brazil (Federative Republic of) 0% 2017	BRL125,041	39,923
Brazil (Federative Republic of) 0% 2018	32,000	9,139
Brazil (Federative Republic of) 0% 2018	13,200	3,934
Brazil (Federative Republic of) 10.00% 2018	3,090	990
Brazil (Federative Republic of) 0% 2019	25,500	6,962
Brazil (Federative Republic of) 10.00% 2019	7,000	2,256
Capital World Bond Fund — Page 4 of 30

unaudited
Bonds, notes & other debt instruments Brazilian reais (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 0% 2020	BRL243,000	$60,301
Brazil (Federative Republic of) 0% 2020	40,000	9,461
Brazil (Federative Republic of) 10.00% 2021	18,000	5,792
Brazil (Federative Republic of) 10.00% 2023	28,000	8,982
Brazil (Federative Republic of) 6.00% 2024[1]	9,081	2,991
Brazil (Federative Republic of) 10.00% 2027	4,000	1,277
		152,008
Danish kroner 1.16%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[2]	DKr590,470	86,556
Nykredit Realkredit AS, Series 01E, 2.50% 2047[2]	83,430	12,167
Realkredit Danmark AS, Series 22S, 2.00% 2037[2]	299,128	43,635
		142,358
Norwegian kroner 1.10%
Norway (Kingdom of) 3.75% 2021	NKr672,750	87,319
Norway (Kingdom of) 2.00% 2023	109,100	13,326
Norway (Kingdom of) 3.00% 2024	259,850	33,707
		134,352
Chilean pesos 0.76%
Chile (Banco Central de) 4.50% 2021	CLP55,665,000	87,215
Chile (Republic of) 4.50% 2021	4,025,000	6,318
		93,533
Canadian dollars 0.64%
Canada 0.75% 2021	C$14,000	10,420
Canada 2.25% 2025	75,040	59,525
Canada 1.50% 2026	10,000	7,441
Canada 3.50% 2045	1,500	1,396
		78,782
Thai baht 0.53%
Thailand (Kingdom of) 1.875% 2022	THB1,342,400	38,505
Thailand (Kingdom of) 3.85% 2025	359,500	11,502
Thailand (Kingdom of) 2.125% 2026	528,000	14,650
		64,657
South African rand 0.51%
South Africa (Republic of), Series R-203, 8.25% 2017	ZAR5,850	437
South Africa (Republic of), Series R-208, 6.75% 2021	92,650	6,646
South Africa (Republic of), Series R-2023, 7.75% 2023	286,540	20,829
South Africa (Republic of), Series R-214, 6.50% 2041	619,000	32,620
South Africa (Republic of), Series R-2048, 8.75% 2048	24,700	1,667
		62,199
Israeli shekels 0.50%
Israel (State of) 2.00% 2027	ILS32,500	8,845
Israel (State of) 5.50% 2042	137,250	52,140
		60,985
Capital World Bond Fund — Page 5 of 30

unaudited
Bonds, notes & other debt instruments Swedish kronor 0.42%	Principal amount (000)	Value (000)
Sweden (Kingdom of), Series 1054, 3.50% 2022	SKr181,570	$23,985
Sweden (Kingdom of), Series 1057, 1.50% 2023	230,000	27,871
		51,856
Turkish lira 0.40%
Turkey (Republic of) 10.50% 2020	TRY51,450	14,064
Turkey (Republic of) 9.20% 2021	112,525	29,142
Turkey (Republic of) 8.50% 2022	16,500	4,115
Turkey (Republic of) 2.80% 2023[1]	3,895	1,101
Turkey (Republic of) 2.00% 2024[1]	2,343	617
		49,039
Argentine pesos 0.32%
Argentine Republic 21.20% 2018	ARS32,615	2,222
Argentine Republic 22.75% 2018	14,230	967
Argentine Republic 2.50% 2021[1]	367,664	24,996
Argentine Republic 18.20% 2021	131,690	9,191
Argentine Republic 16.00% 2023	30,860	2,127
		39,503
Egyptian pounds 0.16%
Egypt (Arab Republic of) 0% 2017	EGP170,600	8,601
Egypt (Arab Republic of) 0% 2017	21,875	1,155
Egypt (Arab Republic of) 0% 2018	185,400	8,625
Egypt (Arab Republic of) 0% 2018	21,950	1,067
		19,448
Philippine pesos 0.15%
Philippines (Republic of the) 4.95% 2021	PHP526,000	10,693
Philippines (Republic of the) 3.90% 2022	377,000	7,318
		18,011
Ghana cedi 0.10%
Ghana (Republic of) 24.75% 2021	GHS39,000	10,495
Ghana (Republic of) 19.00% 2026	6,395	1,496
		11,991
New Zealand dollars 0.08%
New Zealand 6.00% 2021	NZ$4,725	3,766
New Zealand 5.50% 2023	7,250	5,845
		9,611
Peruvian nuevos soles 0.05%
Peru (Republic of) 6.35% 2028	PEN20,275	6,357
Indonesian rupiah 0.03%
Indonesia (Republic of), Series 68, 8.375% 2034	IDR43,665,000	3,480
U.S. dollars 45.23%
ABB Finance (USA) Inc. 1.625% 2017	$2,000	2,001
ABB Finance (USA) Inc. 2.875% 2022	2,000	2,024
Abbott Laboratories 2.35% 2019	2,400	2,411
Abbott Laboratories 2.90% 2021	1,825	1,835
Capital World Bond Fund — Page 6 of 30

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Abbott Laboratories 3.40% 2023	$1,475	$1,490
Abbott Laboratories 3.75% 2026	2,065	2,066
AbbVie Inc. 1.80% 2018	2,700	2,704
AbbVie Inc. 2.50% 2020	15,915	16,033
AbbVie Inc. 2.90% 2022	9,060	9,036
AbbVie Inc. 3.20% 2022	1,335	1,352
AbbVie Inc. 3.60% 2025	7,435	7,449
AbbVie Inc. 3.20% 2026	9,138	8,800
AbbVie Inc. 4.50% 2035	1,860	1,862
AbbVie Inc. 4.45% 2046	4,795	4,605
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	2,000	2,241
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	20,735	21,016
ACE INA Holdings Inc. 2.30% 2020	855	858
ACE INA Holdings Inc. 2.875% 2022	1,660	1,674
ACE INA Holdings Inc. 3.35% 2026	1,660	1,681
ACE INA Holdings Inc. 4.35% 2045	3,040	3,208
AES Corp. 5.50% 2025	2,975	3,027
AES Corp. 6.00% 2026	1,400	1,456
Aetna Inc. 1.70% 2018	1,495	1,495
Aetna Inc. 2.80% 2023	1,575	1,564
Aleris International, Inc. 7.875% 2020	575	571
Alexandria Real Estate Equities, Inc. 2.75% 2020	790	793
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,383
Alexandria Real Estate Equities, Inc. 3.95% 2028	550	550
Alexandria Real Estate Equities, Inc. 4.50% 2029	300	310
Allergan PLC 2.35% 2018	12,750	12,808
Allergan PLC 3.00% 2020	14,460	14,707
Allergan PLC 3.45% 2022	9,170	9,354
Allergan PLC 3.80% 2025	24,430	24,645
Allergan PLC 4.55% 2035	6,490	6,526
Allergan PLC 4.75% 2045	8,340	8,428
Allison Transmission Holdings, Inc. 5.00% 2024[4]	1,575	1,595
Altria Group, Inc. 2.625% 2020	8,200	8,306
Altria Group, Inc. 4.50% 2043	4,250	4,326
American Axle & Manufacturing Holdings, Inc. 6.50% 2027[4]	1,050	1,049
American Campus Communities, Inc. 3.35% 2020	2,000	2,034
American Campus Communities, Inc. 3.75% 2023	11,360	11,628
American Campus Communities, Inc. 4.125% 2024	6,130	6,319
American Electric Power Co., Inc. 1.65% 2017	2,960	2,960
American Electric Power Co., Inc. 2.75% 2026	3,950	3,743
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.284% 2020[2,5,6]	4,075	2,856
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.534% 2021[2,5,6]	2,882	367
American Energy (Permian Basin) 7.125% 2020[4]	3,660	2,983
American Energy (Permian Basin) 7.375% 2021[4]	695	566
American Honda Finance Corp. 1.65% 2021	1,420	1,377
Amgen Inc. 1.85% 2021	1,985	1,930
Amgen Inc. 2.25% 2023	17,300	16,591
Anadarko Petroleum Corp. 4.85% 2021	265	284
Anadarko Petroleum Corp. 5.55% 2026	1,330	1,478
Anadarko Petroleum Corp. 6.60% 2046	1,030	1,247
Anheuser-Busch InBev NV 3.30% 2023	5,235	5,334
Anheuser-Busch InBev NV 3.65% 2026	2,000	2,026
Anheuser-Busch InBev NV 4.95% 2042	2,545	2,755
Anheuser-Busch InBev NV 4.90% 2046	3,330	3,610
Apple Inc. 2.50% 2022	4,860	4,884
Capital World Bond Fund — Page 7 of 30

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Apple Inc. 3.00% 2024	$225	$227
Apple Inc. 3.35% 2027	4,340	4,386
APT Pipelines Ltd. 4.20% 2025[4]	1,090	1,115
ArcelorMittal 7.50% 2041	5,170	5,803
Argentine Republic 7.00% 2017	2,050	2,049
Argentine Republic 6.875% 2021[4]	12,515	13,454
Argentine Republic 7.50% 2026[4]	16,515	17,564
Argentine Republic 8.28% 2033[2,7]	1,437	1,543
Argentine Republic 7.125% 2036[4]	685	663
Argentine Republic 7.625% 2046[4]	10,375	10,567
Armenia (Republic of) 7.15% 2025[4]	1,060	1,139
Associated Materials, LLC 9.00% 2024[4]	5,775	6,150
AT&T Inc. 2.80% 2021	14,400	14,454
AT&T Inc. 3.00% 2022	17,225	17,145
AT&T Inc. 4.250% 2027	24,552	24,958
AT&T Inc. 8.25% 2031	764	1,046
AT&T Inc. 5.45% 2047	2,500	2,555
AT&T Inc. 4.50% 2048	1,100	989
Autoridad del Canal de Panama 4.95% 2035[2,4]	3,200	3,512
AXA SA 8.60% 2030	18,550	25,812
Ball Corp. 4.375% 2020	1,350	1,419
Banc of America Commercial Mortgage Inc., Series 2007-4, Class AM, 5.961% 2051[2,6]	3,020	3,049
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.231% 2051[2,6]	1,546	1,571
Banco Nacional de Comercio Exterior SNC 3.80% 2026[4]	10,420	10,238
Banco Santander, SA 3.70% 2022[4]	20,525	20,576
Bank of America Corp. 2.625% 2020	6,875	6,900
Bank of America Corp. 2.625% 2021	1,200	1,198
Bank of America Corp. 3.875% 2025	11,045	11,260
Bank of America Corp. 3.824% 2028	6,756	6,783
Barclays Bank PLC 3.65% 2025	4,875	4,764
Baxalta Inc. 4.00% 2025	8,760	8,940
Bayer AG 3.375% 2024[4]	3,720	3,743
Bayerische Motoren Werke AG 2.15% 2020[4]	2,000	2,001
Bayerische Motoren Werke AG 2.00% 2021[4]	2,000	1,961
Bayerische Motoren Werke AG 2.25% 2023[4]	1,000	961
BBVA Bancomer SA 6.50% 2021[4]	1,455	1,601
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 2050[2,6]	1,368	1,378
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 2050[2,6]	2,375	2,424
Becton, Dickinson and Co. 2.675% 2019	2,784	2,825
Becton, Dickinson and Co. 3.734% 2024	5,427	5,595
Berkshire Hathaway Inc. 4.50% 2043	2,900	3,113
Bermuda 4.138% 2023[4]	3,900	4,014
Bermuda 4.854% 2024[4]	4,675	4,948
BHP Billiton Finance (USA) Ltd. 3.85% 2023	3,400	3,613
BHP Billiton Finance Ltd. 6.25% 2075[4]	1,400	1,519
BHP Billiton Finance Ltd. 6.75% 2075[4]	3,290	3,729
Blackstone CQP Holdco LP, 6.50% 2021[4,8]	13,100	13,157
BMC Software, Inc. 8.125% 2021[4]	3,275	3,316
Boardwalk Pipeline Partners, LP 3.375% 2023	1,500	1,463
Boardwalk Pipeline Partners, LP 4.95% 2024	2,100	2,215
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[4]	1,225	1,277
BPCE SA group 2.75% 2021	4,000	3,968
BPCE SA group 5.70% 2023[4]	39,501	41,984
BPCE SA group 5.15% 2024[4]	5,000	5,143
BPCE SA group 4.50% 2025[4]	6,325	6,232
Capital World Bond Fund — Page 8 of 30

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Brandywine Operating Partnership, LP 5.70% 2017	$15	$15
Brandywine Operating Partnership, LP 3.95% 2023	750	750
British American Tobacco International Finance PLC 2.75% 2020[4]	2,350	2,372
British American Tobacco International Finance PLC 3.50% 2022[4]	1,705	1,741
Buenos Aires (City of) 8.95% 2021[2]	2,580	2,890
Cablevision Systems Corp. 6.75% 2021	3,700	4,021
Calpine Corp. 5.375% 2023	800	814
Calpine Corp. 5.25% 2026[4]	305	311
Canadian National Railway Co. 3.20% 2046	790	693
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,507
Canadian Natural Resources Ltd. 3.80% 2024	425	428
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,315	4,444
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	2,715	2,862
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	2,200	2,327
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	3,250	3,421
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047[4]	625	630
Celgene Corp. 3.625% 2024	2,210	2,240
Celgene Corp. 3.875% 2025	8,545	8,748
Celgene Corp. 4.625% 2044	665	659
Celgene Corp. 5.00% 2045	660	693
Cenovus Energy Inc. 3.00% 2022	1,312	1,294
Cenovus Energy Inc. 3.80% 2023	2,880	2,913
Centene Corp. 4.75% 2022	7,530	7,775
Centene Corp. 4.75% 2025	300	302
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[2]	1,917	2,021
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	4,035	4,161
CF Industries, Inc. 4.50% 2026[4]	1,090	1,110
CF Industries, Inc. 4.95% 2043	3,385	2,877
Chemours Co. 6.625% 2023	4,872	5,189
Chemours Co. 7.00% 2025	1,670	1,806
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.272% 2019[6]	2,700	2,700
Chesapeake Energy Corp. 6.625% 2020	400	402
Chesapeake Energy Corp. 4.875% 2022	3,000	2,715
Chesapeake Energy Corp. 8.00% 2025[4]	1,350	1,355
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 8.553% 2021[2,5,6]	1,200	1,281
Chevron Corp. 2.498% 2022	1,440	1,448
Chevron Corp. 2.954% 2026	4,750	4,698
CIT Group Inc. 3.875% 2019	7,855	8,076
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A1, 1.199% 2047[2]	453	453
Citigroup Inc. 1.70% 2018	1,818	1,819
Citigroup Inc. 2.55% 2019	13,535	13,675
Citigroup Inc. 2.35% 2021	7,000	6,898
Citigroup Inc. 3.20% 2026	1,295	1,239
Citigroup Inc. 3.887% 2028	2,935	2,954
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	6,750	6,834
Cliffs Natural Resources Inc. 8.25% 2020[4]	8,500	9,212
Cliffs Natural Resources Inc. 5.75% 2025[4]	350	340
CMS Energy Corp. 8.75% 2019	1,312	1,499
CMS Energy Corp. 5.05% 2022	1,458	1,598
CMS Energy Corp. 3.875% 2024	480	495
CMS Energy Corp. 4.70% 2043	1,900	1,956
CMS Energy Corp. 4.875% 2044	3,146	3,362
CoBank, ACB (3-month USD-LIBOR + 0.60%) 1.731% 2022[4,6]	2,525	2,439
Colbun SA 6.00% 2020[4]	5,150	5,595
Colbun SA 4.50% 2024[4]	1,800	1,841
Capital World Bond Fund — Page 9 of 30

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Colombia (Republic of) 4.50% 2026	$1,000	$1,059
Columbia Pipeline Partners LP 2.45% 2018	2,700	2,714
Columbia Pipeline Partners LP 3.30% 2020	395	403
Comcast Corp. 2.35% 2027	2,610	2,393
Comcast Corp. 3.30% 2027	400	396
Comcast Corp. 6.40% 2038	1,750	2,236
Comcast Corp. 4.75% 2044	1,545	1,633
Comision Federal de Electricidad 4.875% 2024[4]	3,500	3,617
Comision Federal de Electricidad 4.75% 2027[4]	4,550	4,573
Comision Federal de Electricidad 6.125% 2045[4]	3,700	3,820
Commercial Mortgage Trust, Series 2014-UBS2, Class A1, 1.298% 2047[2]	1,964	1,959
Commercial Mortgage Trust, Series 2007-C9, Class A1A, 5.808% 2049[2,6]	31	31
Communications Sales & Leasing, Inc. 6.00% 2023[4]	2,225	2,314
Communications Sales & Leasing, Inc. 8.25% 2023	3,122	3,309
Community Health Systems Inc. 5.125% 2021	1,110	1,102
Community Health Systems Inc. 6.25% 2023	1,200	1,229
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.25% 2021[2,5,6]	1,341	945
Concordia Healthcare Corp. 9.50% 2022[4]	2,385	537
Concordia Healthcare Corp. 7.00% 2023[4]	3,575	706
ConocoPhillips 4.20% 2021	1,840	1,964
ConocoPhillips 4.95% 2026	1,355	1,506
ConocoPhillips 5.95% 2046	1,360	1,694
CONSOL Energy Inc. 5.875% 2022	8,525	8,472
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]	39	40
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	113	120
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[2]	1,155	1,233
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[2,4]	6,725	6,873
Corporate Office Properties LP 3.60% 2023	1,610	1,567
Corporate Office Properties LP 5.25% 2024	325	342
Corporate Office Properties LP 5.00% 2025	120	125
Corporate Risk Holdings LLC 9.50% 2019[4]	4,059	4,313
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[4,7,9]	624	680
Crédit Agricole SA 4.375% 2025[4]	9,875	9,827
CRH America, Inc. 3.875% 2025[4]	3,000	3,083
CRH America, Inc. 5.125% 2045[4]	3,000	3,297
Croatian Government 6.375% 2021	9,000	9,964
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[2,6]	1,770	1,778
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class AM, 5.615% 2049[2,6]	175	176
CVS Health Corp. 1.90% 2018	1,900	1,904
CVS Health Corp. 2.80% 2020	1,900	1,933
CVS Health Corp. 3.50% 2022	1,900	1,958
CVS Caremark Corp. 5.125% 2045	3,700	4,091
CyrusOne Inc., 5.00% 2024[4]	325	335
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	2,000	2,015
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	11,700	11,696
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	9,150	8,904
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	9,950	10,045
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	2,000	2,000
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	11,868
Danske Bank AS 2.70% 2022[4]	10,000	9,967
DaVita HealthCare Partners Inc. 5.00% 2025	2,060	2,059
DCP Midstream Operating LP 4.95% 2022	2,280	2,314
DCT Industrial Trust Inc. 4.50% 2023	3,135	3,289
DDR Corp. 3.625% 2025	1,770	1,705
Dell Inc. 8.35% 2046[4]	370	482
Capital World Bond Fund — Page 10 of 30

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Deutsche Telekom International Finance BV 3.60% 2027[4]	$6,703	$6,687
Deutsche Telekom International Finance BV 9.25% 2032	7,165	11,145
Developers Diversified Realty Corp. 7.50% 2017	385	385
Developers Diversified Realty Corp. 4.75% 2018	475	486
Developers Diversified Realty Corp. 7.875% 2020	895	1,036
Devon Energy Corp. 3.25% 2022	810	803
Devon Energy Corp. 5.00% 2045	1,495	1,505
Diamond Offshore Drilling, Inc. 4.875% 2043	5,860	4,278
Digicel Group Ltd. 8.25% 2020[4]	8,425	7,274
DJO Finance LLC 10.75% 2020	2,795	2,285
DJO Finance LLC 8.125% 2021[4]	2,810	2,438
Dominican Republic 7.50% 2021[2,4]	10,500	11,629
Dominican Republic 5.50% 2025[4]	6,500	6,638
Dominican Republic 6.875% 2026	3,500	3,850
Dominican Republic 8.625% 2027[2,4]	1,000	1,187
Dominican Republic 6.85% 2045[4]	2,555	2,657
Duke Energy Corp. 3.75% 2024	2,350	2,420
Duke Energy Corp. 2.65% 2026	12,700	11,809
Duke Energy Corp. 3.75% 2046	1,500	1,358
Duke Energy Florida, LLC 3.20% 2027	3,855	3,879
Dynegy Finance Inc. 6.75% 2019	1,050	1,084
EchoStar Corp. 6.625% 2026[4]	2,550	2,614
Ecopetrol SA 5.875% 2023	895	972
Ecopetrol SA 5.875% 2045	2,553	2,345
EDP Finance BV 6.00% 2018[4]	4,000	4,129
EDP Finance BV 4.125% 2020[4]	3,000	3,089
EDP Finance BV 5.25% 2021[4]	2,500	2,677
Egypt (Arab Republic of) 6.125% 2022[4]	1,125	1,172
Egypt (Arab Republic of) 5.875% 2025	2,000	1,961
Egypt (Arab Republic of) 7.50% 2027[4]	14,625	15,557
Electricité de France SA 3.625% 2025[4]	2,250	2,266
Electricité de France SA 6.95% 2039[4]	1,325	1,690
Electricité de France SA 4.875% 2044[4]	6,092	6,076
Electricité de France SA 4.95% 2045[4]	328	330
Electricité de France SA 5.25% 2049[4]	3,150	3,115
EMD Finance LLC 2.40% 2020[4]	9,685	9,687
EMD Finance LLC 2.95% 2022[4]	4,185	4,201
EMD Finance LLC 3.25% 2025[4]	16,175	16,011
Empresa Nacional de Electricidad SA 4.25% 2024	3,300	3,401
ENA Norte Trust 4.95% 2028[2,4]	5,940	6,148
Enbridge Energy Partners, LP 9.875% 2019	3,250	3,698
Enbridge Energy Partners, LP 4.375% 2020	3,385	3,571
Enbridge Energy Partners, LP 5.20% 2020	7,335	7,851
Enbridge Energy Partners, LP 5.875% 2025	2,990	3,347
Enbridge Energy Partners, LP 7.375% 2045	2,150	2,630
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,320	5,562
Enbridge Inc. 4.00% 2023	5,485	5,644
Enbridge Inc. 4.25% 2026	2,790	2,853
Enbridge Inc. 4.50% 2044	1,000	928
Enbridge Inc. 5.50% 2046	375	400
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	2,035	1,862
Enel Finance International SA 6.00% 2039[4]	4,740	5,419
Enel Società per Azioni 8.75% 2073[4]	10,000	11,525
Energy Transfer Partners, LP 5.875% 2024	2,175	2,322
Energy Transfer Partners, LP 4.20% 2027	1,325	1,312
Capital World Bond Fund — Page 11 of 30

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 5.50% 2027	$3,995	$4,195
Energy Transfer Partners, LP 6.125% 2045	1,730	1,850
Energy Transfer Partners, LP 5.30% 2047	665	641
Enersis Américas SA 4.00% 2026	4,260	4,225
EnLink Midstream Partners, LP 2.70% 2019	495	496
EnLink Midstream Partners, LP 4.40% 2024	845	856
EnLink Midstream Partners, LP 4.15% 2025	1,135	1,123
EnLink Midstream Partners, LP 5.05% 2045	1,410	1,332
Ensco PLC 5.20% 2025	670	585
Ensco PLC 5.75% 2044	3,645	2,752
EPR Properties 4.50% 2025	2,110	2,111
EPR Properties 4.75% 2026	1,475	1,486
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, (1-month USD-LIBOR + 0.85%) 1.697% 2031[2,4,6]	7,868	7,879
Equinix, Inc. 5.375% 2027	1,755	1,816
Essex Portfolio L.P. 3.625% 2022	1,420	1,456
Essex Portfolio L.P. 3.25% 2023	3,870	3,860
Essex Portfolio L.P. 3.875% 2024	3,360	3,435
Essex Portfolio L.P. 3.50% 2025	9,565	9,491
Essex Portfolio L.P. 3.375% 2026	5,130	4,994
Euramax International, Inc. 12.00% 2020[4]	3,150	3,465
European Investment Bank 2.25% 2022	14,420	14,450
Exelon Corp. 2.50% 2022	1,475	1,490
Exelon Corp. 3.40% 2026	6,000	5,912
Export Credit Bank of Turkey 5.375% 2021[4]	4,660	4,700
Exxon Mobil Corp. 2.222% 2021	2,755	2,762
Fannie Mae 5.50% 2033[2]	1,433	1,605
Fannie Mae 6.00% 2035[2]	96	108
Fannie Mae 5.50% 2038[2]	1,458	1,635
Fannie Mae 4.00% 2046[2]	6,181	6,489
Fannie Mae 4.00% 2046[2]	1,707	1,792
Fannie Mae 3.50% 2047[2,10]	6,400	6,520
Fannie Mae 4.00% 2047[2,10]	20,950	21,934
Fannie Mae 6.50% 2047[2]	73	81
Fannie Mae 6.50% 2047[2]	44	49
Fannie Mae 6.50% 2047[2]	39	43
Fannie Mae 7.00% 2047[2]	52	59
Fannie Mae 6.50% 2048[2]	36	40
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	3,500	3,414
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[2]	3,494	3,524
Fannie Mae, Series 2001-4, Class GA, 9.331% 2025[2,6]	1	1
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[2]	677	591
First Data Corp. 5.375% 2023[4]	1,000	1,044
First Data Corp. 5.00% 2024[4]	1,850	1,889
First Quantum Minerals Ltd. 7.00% 2021[4]	7,742	8,013
First Quantum Minerals Ltd. 7.25% 2022[4]	575	594
First Quantum Minerals Ltd. 7.50% 2025[4]	4,100	4,151
FMG Resources 9.75% 2022[4]	4,755	5,474
Ford Motor Co. 4.346% 2026	2,000	2,040
Ford Motor Credit Co. 2.375% 2019	15,325	15,385
Ford Motor Credit Co. 2.597% 2019	8,485	8,535
Ford Motor Credit Co. 3.20% 2021	13,920	14,080
France Télécom 9.00% 2031	11,336	16,691
Freddie Mac 6.00% 2038[2]	66	75
Freddie Mac 4.00% 2047[2,10]	22,000	22,977
Capital World Bond Fund — Page 12 of 30

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	$1,266	$1,158
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	157	138
Freeport-McMoRan Inc. 3.55% 2022	3,015	2,811
Frontier Communications Corp. 11.00% 2025	5,525	5,383
Gazprom OJSC 5.999% 2021[4]	3,900	4,221
General Motors Co. 6.60% 2036	815	939
General Motors Co. 6.75% 2046	1,955	2,297
General Motors Financial Co. 3.70% 2020	2,000	2,061
General Motors Financial Co. 4.00% 2026	2,000	1,975
Genesis Energy, LP 6.75% 2022	2,275	2,357
Georgia Gulf Corp. 4.625% 2021	2,200	2,274
Ghana (Republic of) 7.875% 2023	2,470	2,402
Ghana (Republic of) 8.125% 2026[2]	1,500	1,442
Gilead Sciences, Inc. 3.65% 2026	1,800	1,816
Gilead Sciences, Inc. 2.95% 2027	2,875	2,729
Gilead Sciences, Inc. 4.15% 2047	925	862
Gogo Inc. 12.50% 2022[4]	6,750	7,644
Goldman Sachs Group, Inc. 2.00% 2019	3,975	3,969
Goldman Sachs Group, Inc. 2.55% 2019	8,295	8,375
Goldman Sachs Group, Inc. 2.35% 2021	2,700	2,649
Goldman Sachs Group, Inc. 2.875% 2021	17,279	17,420
Goldman Sachs Group, Inc. 3.50% 2025	3,400	3,392
Goldman Sachs Group, Inc. 3.50% 2026	5,452	5,348
Goldman Sachs Group, Inc. 3.75% 2026	5,958	6,007
Goldman Sachs Group, Inc. 4.75% 2045	8,665	9,176
Government National Mortgage Assn. 4.00% 2045[2]	15,344	16,239
Government National Mortgage Assn. 4.50% 2045[2]	770	823
Government National Mortgage Assn. 4.50% 2047[2,10]	24,225	25,826
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 2049[2]	6,770	6,798
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[2,6]	4,945	5,004
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A1A, 5.949% 2045[2,6]	962	965
Halliburton Co. 3.80% 2025	10,055	10,233
Halliburton Co. 4.85% 2035	390	413
Halliburton Co. 5.00% 2045	650	685
Hardwoods Acquisition Inc 7.50% 2021[4]	2,150	1,924
Harris Corp. 1.999% 2018	3,100	3,105
Harris Corp. 2.70% 2020	680	687
HCA Inc. 5.25% 2026	975	1,024
HDTFS Inc. 5.875% 2020	3,425	3,297
HDTFS Inc. 5.50% 2024[4]	1,325	1,158
Healthsouth Corp. 5.75% 2024	950	962
Healthsouth Corp. 5.75% 2025	1,580	1,586
Holcim Ltd. 6.00% 2019[4]	3,222	3,514
Holcim Ltd. 5.15% 2023[4]	8,230	9,040
Honduras (Republic of) 6.25% 2027[4]	2,435	2,477
Hospitality Properties Trust 6.70% 2018	6,360	6,445
Hospitality Properties Trust 5.00% 2022	250	267
Hospitality Properties Trust 4.50% 2023	690	714
Hospitality Properties Trust 4.50% 2025	935	940
Host Hotels & Resorts LP 4.50% 2026	175	181
HSBC Bank PLC 4.75% 2021[4]	650	698
HSBC Holdings PLC 4.125% 2020[4]	3,295	3,481
HSBC Holdings PLC 2.95% 2021	3,355	3,373
HSBC Holdings PLC 4.00% 2022	2,275	2,384
HSBC Holdings PLC 3.90% 2026	4,645	4,697
Capital World Bond Fund — Page 13 of 30

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 4.30% 2026	$5,835	$6,082
HSBC Holdings PLC 4.041% 2028	20,000	20,239
Humana Inc. 3.85% 2024	4,000	4,102
Humana Inc. 4.95% 2044	4,000	4,231
Hungary 6.25% 2020	11,890	13,044
Hungary 5.375% 2023	2,040	2,250
Hungary 5.375% 2024	38,150	42,525
Hungary 7.625% 2041	20,768	30,216
Huntsman International LLC 4.875% 2020	2,615	2,739
Hyundai Capital America 2.55% 2020[4]	12,055	12,062
Hyundai Capital America 3.00% 2020[4]	2,000	2,016
Hyundai Capital Services Inc. 2.625% 2020[4]	2,375	2,361
Iberdrola Finance Ireland 5.00% 2019[4]	5,000	5,321
Icahn Enterprises Finance Corp. 6.25% 2022[4]	850	865
iHeartCommunications, Inc. 9.00% 2019	4,950	4,226
Imperial Tobacco Finance PLC 3.50% 2023[4]	9,050	9,161
Indonesia (Republic of) 4.875% 2021	4,300	4,606
Indonesia (Republic of) 3.70% 2022[4]	8,470	8,653
Indonesia (Republic of) 3.75% 2022	21,845	22,325
Indonesia (Republic of) 3.375% 2023	2,600	2,603
Indonesia (Republic of) 4.125% 2025	4,750	4,888
Indonesia (Republic of) 4.75% 2026	21,600	23,041
Indonesia (Republic of) 6.75% 2044	950	1,224
Indonesia (Republic of) 6.75% 2044[4]	925	1,191
Inmarsat PLC 4.875% 2022[4]	3,575	3,557
Inmarsat PLC 6.50% 2024[4]	1,525	1,584
Intelsat Jackson Holding Co. 7.25% 2019	2,750	2,637
Intelsat Jackson Holding Co. 7.25% 2020	3,725	3,413
International Paper Co. 7.30% 2039	1,410	1,825
Intesa Sanpaolo SpA 5.017% 2024[4]	22,455	21,154
iStar Financial Inc. 4.00% 2017	3,300	3,317
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A, 5.829% 2049[2,6]	2,547	2,545
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4, 5.829% 2049[2,6]	2,303	2,301
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 2051[2]	2,147	2,177
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A1A, 5.85% 2051[2,6]	1,443	1,453
Jordan (Hashemite Kingdom of) 6.125% 2026[4]	325	333
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	6,390	6,275
JPMorgan Chase & Co. 2.40% 2021	2,200	2,189
JPMorgan Chase & Co. 2.55% 2021	38,940	38,972
JPMorgan Chase & Co. 2.70% 2023	9,525	9,324
JPMorgan Chase & Co. 3.125% 2025	1,100	1,083
JPMorgan Chase & Co. 3.782% 2028	4,255	4,300
Jupiter Resources Inc. 8.50% 2022[4]	1,625	1,353
Kenya (Republic of) 6.875% 2024	1,400	1,398
KfW 2.125% 2022	19,569	19,676
Kimco Realty Corp. 6.875% 2019	6,875	7,661
Kimco Realty Corp. 3.40% 2022	775	783
Kimco Realty Corp. 2.70% 2024	2,750	2,611
Kimco Realty Corp. 3.80% 2027	1,605	1,598
Kinder Morgan Energy Partners, LP 2.65% 2019	670	677
Kinder Morgan Energy Partners, LP 3.50% 2021	3,960	4,028
Kinder Morgan Energy Partners, LP 3.45% 2023	3,750	3,705
Kinder Morgan Energy Partners, LP 3.50% 2023	3,990	3,938
Kinder Morgan Energy Partners, LP 4.15% 2024	6,660	6,757
Kinder Morgan Energy Partners, LP 5.50% 2044	12,650	12,649
Capital World Bond Fund — Page 14 of 30

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Kinder Morgan Finance Co. 5.05% 2046	$1,233	$1,201
Kinder Morgan, Inc. 4.30% 2025	3,935	4,026
Kinetic Concepts, Inc. 12.50% 2021[4]	4,250	4,728
Korea Housing Finance Corp. 2.50% 2020[2,4]	10,700	10,704
Korea Housing Finance Corp. 2.00% 2021[2,4]	15,625	15,095
Kraft Heinz Co. 3.00% 2026	3,000	2,824
Kraft Heinz Co. 4.375% 2046	4,120	3,865
Kroger Co. 6.80% 2018	1,000	1,082
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.284% 2024[2,5,6]	2,350	2,430
Kuwait (State of) 2.75% 2022[4]	16,650	16,695
Laboratory Corporation of America Holdings 3.60% 2025	3,875	3,838
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, multifamily 6.007% 2044[2,6]	99	100
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[2,6]	460	466
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.167% 2045[2,6]	2,110	2,157
Leucadia National Corp. 5.50% 2023	1,375	1,466
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.75% 2020 (100% PIK)[2,5,6,7]	13,414	13,065
Lima Metro Line Finance Ltd. 5.875% 2034[2,4]	9,385	10,018
Limited Brands, Inc. 6.875% 2035	3,525	3,419
Lithuania (Republic of) 7.375% 2020	11,200	12,757
Lithuania (Republic of) 6.625% 2022[4]	2,000	2,348
Lockheed Martin Corp. 2.50% 2020	940	947
Lockheed Martin Corp. 3.10% 2023	740	751
Lockheed Martin Corp. 3.55% 2026	1,190	1,210
LSC Communications, Inc. 8.75% 2023[4]	1,150	1,185
Macy’s Retail Holdings, Inc. 4.375% 2023	2,550	2,543
Mallinckrodt PLC 4.875% 2020[4]	4,035	4,060
McDonald’s Corp. 3.70% 2026	2,860	2,930
McDonald’s Corp. 4.875% 2045	925	987
Medtronic, Inc. 3.50% 2025	15,800	16,174
Medtronic, Inc. 4.625% 2045	3,000	3,230
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.841% 2050[2,6]	1,455	1,458
MetroPCS Wireless, Inc. 6.25% 2021	2,850	2,939
MetroPCS Wireless, Inc. 6.625% 2023	3,325	3,557
Microsoft Corp. 2.40% 2026	6,730	6,371
Microsoft Corp. 3.30% 2027	11,170	11,364
Microsoft Corp. 3.70% 2046	3,370	3,165
MidAmerican Energy Co. 4.40% 2044	1,063	1,132
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.861% 2049[2,6]	624	626
Molina Healthcare, Inc. 5.375% 2022	4,855	5,046
Morgan Stanley (3-month USD-LIBOR + 1.18%) 2.210% 2022[6]	1,872	1,891
Morgan Stanley 3.125% 2026	5,740	5,494
Morgan Stanley 3.625% 2027	3,538	3,518
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM, 5.406% 2044[2]	216	215
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 5.942% 2049[2,6]	143	144
Morocco (Kingdom of) 4.25% 2022	5,700	5,914
Morocco (Kingdom of) 4.25% 2022[4]	2,500	2,594
Morocco (Kingdom of) 5.50% 2042	10,000	10,698
Morocco (Kingdom of) 5.50% 2042[4]	1,500	1,605
MPLX LP 4.125% 2027	305	304
MPLX LP 5.20% 2047	170	172
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	3,681
Navient Corp. 4.875% 2019	4,350	4,464
Navient Corp. 6.50% 2022	400	404
Navient Corp. 5.50% 2023	2,490	2,387
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	2,500	2,194
Capital World Bond Fund — Page 15 of 30

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
NBCUniversal Enterprise, Inc. (3-month USD-LIBOR + 0.685%) 1.707% 2018[4,6]	$5,785	$5,821
NBCUniversal Enterprise, Inc. 5.25% 2049[4]	2,335	2,458
Needle Merger Sub Corp. 8.125% 2019[4]	1,207	1,207
New York State Electric & Gas Corp. 3.25% 2026[4]	3,000	2,988
Newell Rubbermaid Inc. 3.85% 2023	2,590	2,684
Newell Rubbermaid Inc. 4.20% 2026	19,775	20,601
Newell Rubbermaid Inc. 5.50% 2046	1,835	2,090
NGL Energy Partners LP 6.875% 2021	5,550	5,689
NGL Energy Partners LP 6.125% 2025[4]	950	926
NGPL PipeCo LLC 7.119% 2017[4]	465	480
NGPL PipeCo LLC 9.625% 2019[4]	6,440	6,698
Niagara Mohawk Power Corp. 3.508% 2024[4]	2,715	2,781
Niagara Mohawk Power Corp. 4.278% 2034[4]	6,670	6,812
Nigeria (Federal Republic of) 6.375% 2023	4,925	5,014
Noble Corp. PLC 5.75% 2018	140	143
Noble Corp. PLC 7.70% 2025	2,230	2,113
Noble Corp. PLC 8.70% 2045	3,170	2,932
Novelis Corp. 5.875% 2026[4]	1,125	1,150
NRG Energy, Inc. 6.25% 2022	2,990	3,072
NRG Energy, Inc. 6.625% 2027[4]	1,225	1,228
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[2,4]	5,005	2,765
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,4,11]	4,048	1,518
Pacific Gas and Electric Co. 3.25% 2023	2,565	2,614
Pacific Gas and Electric Co. 3.85% 2023	1,335	1,404
Pacific Gas and Electric Co. 2.95% 2026	3,015	2,956
Pacific Gas and Electric Co. 3.75% 2042	2,840	2,706
Pacific Gas and Electric Co. 4.25% 2046	9,100	9,351
PacifiCorp. 3.35% 2025	3,230	3,269
Pakistan (Islamic Republic of) 5.50% 2021[4]	15,180	15,617
Pakistan (Islamic Republic of) 8.25% 2024	7,700	8,550
Pakistan (Islamic Republic of) 8.25% 2025	6,905	7,743
Peabody Energy Corp. 6.00% 2022[4]	325	325
Peabody Energy Corp. 6.375% 2025[4]	325	323
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	3,885	4,037
PepsiCo, Inc. 1.70% 2021	2,900	2,829
PepsiCo, Inc. 3.45% 2046	600	544
Pernod Ricard SA 4.45% 2022[4]	11,465	12,217
Peru (Republic of) 4.125% 2027	4,235	4,574
Peru (Republic of) 5.625% 2050	1,275	1,522
Petrobras Global Finance Co. 8.375% 2021	2,200	2,494
Petrobras Global Finance Co. 6.125% 2022	2,525	2,654
Petrobras Global Finance Co. 8.75% 2026	4,750	5,510
Petrobras Global Finance Co. 6.85% 2115	9,620	8,622
Petrobras International Finance Co. 6.75% 2041	250	235
Petróleos Mexicanos 5.50% 2021	1,070	1,136
Petróleos Mexicanos 6.375% 2021	1,455	1,582
Petróleos Mexicanos 5.375% 2022[4]	1,110	1,168
Petróleos Mexicanos 4.875% 2024	1,115	1,128
Petróleos Mexicanos 4.50% 2026	3,000	2,883
Petróleos Mexicanos 6.875% 2026	4,875	5,423
Petróleos Mexicanos 6.50% 2027[4]	2,930	3,156
Petróleos Mexicanos 6.50% 2041	2,470	2,458
Petróleos Mexicanos 5.50% 2044	1,764	1,566
Petróleos Mexicanos 6.375% 2045	7,000	6,861
Petróleos Mexicanos 5.625% 2046	10,225	9,144
Capital World Bond Fund — Page 16 of 30

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.75% 2047	$3,760	$3,826
Pfizer Inc. 7.20% 2039	107	153
Philip Morris International Inc. 2.00% 2020	3,815	3,807
Philip Morris International Inc. 2.625% 2022	1,115	1,115
Philip Morris International Inc. 4.25% 2044	2,125	2,108
Philippines (Republic of the) 4.20% 2024	9,100	9,868
Philippines (Republic of the) 9.50% 2030	2,071	3,280
Philippines (Republic of the) 7.75% 2031	1,513	2,163
Philippines (Republic of the) 3.70% 2042	2,469	2,445
Phillips 66 Partners LP 3.605% 2025	275	268
Phillips 66 Partners LP 3.55% 2026	225	215
Phillips 66 Partners LP 4.68% 2045	565	524
Phillips 66 Partners LP 4.90% 2046	185	177
Pioneer Natural Resources Co. 3.45% 2021	350	359
Ply Gem Industries, Inc. 6.50% 2022	3,550	3,698
PNC Bank 2.40% 2019	8,000	8,070
PNC Bank 2.30% 2020	3,820	3,832
PNC Bank 2.60% 2020	1,250	1,262
Progress Energy, Inc. 7.05% 2019	4,380	4,787
Progress Energy, Inc. 7.75% 2031	1,990	2,777
Prologis, Inc. 3.35% 2021	1,100	1,134
Prologis, Inc. 4.25% 2023	10,295	10,955
Puget Energy, Inc. 6.50% 2020	1,475	1,653
Puget Energy, Inc. 6.00% 2021	4,629	5,162
Puget Energy, Inc. 5.625% 2022	2,120	2,348
Qatar (State of) 4.50% 2022[4]	3,500	3,769
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[2,4]	1,858	1,826
QGOG Constellation SA 6.25% 2019[4]	5,350	3,371
Qorvo, Inc. 7.00% 2025	2,375	2,636
Quebec (Province of) 2.375% 2022	7,071	7,090
Quintiles Transnational Corp. 4.875% 2023[4]	1,995	2,032
R.R. Donnelley & Sons Co. 7.875% 2021	1,750	1,890
R.R. Donnelley & Sons Co. 6.50% 2023	2,475	2,413
Rabobank Nederland 4.625% 2023	12,180	12,837
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,4]	8,000	8,920
Rayonier Advanced Materials Inc. 5.50% 2024[4]	1,570	1,421
RCI Banque 3.50% 2018[4]	9,400	9,544
Reynolds American Inc. 2.30% 2018	1,020	1,026
Reynolds American Inc. 3.25% 2020	2,830	2,906
Reynolds American Inc. 4.00% 2022	2,010	2,112
Reynolds American Inc. 4.45% 2025	9,155	9,652
Reynolds American Inc. 5.70% 2035	215	246
Reynolds American Inc. 5.85% 2045	1,840	2,170
Reynolds Group Inc. 5.75% 2020	2,020	2,081
Rio Tinto Finance PLC 3.75% 2025	10,070	10,478
Rio Tinto PLC 4.125% 2042	1,500	1,494
Roche Holdings, Inc. 2.25% 2019[4]	750	757
Roche Holdings, Inc. 2.875% 2021[4]	6,350	6,474
Roche Holdings, Inc. 3.35% 2024[4]	8,475	8,717
Roche Holdings, Inc. 2.375% 2027[4]	4,475	4,220
Royal Dutch Shell PLC 1.375% 2019	9,000	8,895
Royal Dutch Shell PLC 1.75% 2021	8,920	8,675
Royal Dutch Shell PLC 2.50% 2026	85	80
Royal Dutch Shell PLC 3.75% 2046	770	710
Ryerson Inc. 11.00% 2022[4]	5,690	6,415
Capital World Bond Fund — Page 17 of 30

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Sabine Pass Liquefaction, LLC 5.625% 2025	$1,180	$1,281
Sabine Pass Liquefaction, LLC 5.00% 2027[4]	2,480	2,595
Sabine Pass Liquefaction, LLC 4.20% 2028[4]	830	819
Saudi Arabia (Kingdom of) 2.375% 2021[4]	3,975	3,908
Scentre Group 2.375% 2021[4]	1,425	1,407
Scentre Group 3.25% 2025[4]	1,395	1,367
Scentre Group 3.50% 2025[4]	3,800	3,801
Scentre Group 3.75% 2027[4]	2,020	2,037
Schlumberger BV 4.00% 2025[4]	8,105	8,455
Scientific Games Corp. 7.00% 2022[4]	1,050	1,125
Scottish Power PLC 5.81% 2025	2,500	2,764
Select Income REIT 4.15% 2022	1,815	1,833
Shell International Finance BV 3.25% 2025	825	834
Shell International Finance BV 2.875% 2026	1,655	1,611
Shire PLC 1.90% 2019	9,000	8,934
Shire PLC 2.40% 2021	21,065	20,650
Shire PLC 2.875% 2023	4,625	4,493
Shire PLC 3.20% 2026	3,890	3,722
Siemens AG 2.70% 2022[4]	1,780	1,783
Siemens AG 2.35% 2026[4]	1,500	1,395
Siemens AG 4.40% 2045[4]	3,000	3,142
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	1,965	1,665
Skandinaviska Enskilda Banken AB 2.625% 2021	10,975	11,002
Skandinaviska Enskilda Banken AB 2.80% 2022	10,500	10,532
Slovenia (Republic of) 4.75% 2018[4]	1,215	1,256
Slovenia (Republic of) 5.50% 2022	46,940	52,816
Slovenia (Republic of) 5.85% 2023	25,550	29,386
SM Energy Co. 5.625% 2025	1,450	1,395
SoftBank Group Corp. 4.50% 2020[4]	5,550	5,723
Solera Holdings, Inc. 10.50% 2024[4]	1,125	1,291
Sotheby’s Holdings, Inc. 5.25% 2022[4]	1,530	1,557
South Korea (Republic of) 7.125% 2019	1,080	1,196
Southwestern Energy Co. 4.10% 2022	4,840	4,538
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	3,250	3,372
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,800	1,865
Starwood Property Trust, Inc. 5.00% 2021[4]	1,350	1,404
Statoil ASA 2.75% 2021	465	469
Statoil ASA 3.25% 2024	1,500	1,515
Statoil ASA 3.70% 2024	6,325	6,594
Statoil ASA 4.25% 2041	1,500	1,517
Sunoco LP 6.25% 2021	2,730	2,798
Sweden (Kingdom of) 1.125% 2019[4]	11,760	11,626
Symantec Corp 5.00% 2025[4]	625	640
Talen Energy Corp. 4.625% 2019[4]	2,150	2,204
Targa Resources Partners LP 4.125% 2019	3,175	3,242
Targa Resources Partners LP 6.75% 2024	1,815	1,978
TC PipeLines, LP 4.375% 2025	1,405	1,425
Teco Finance, Inc. 5.15% 2020	270	288
Teekay Corp. 8.50% 2020	9,109	9,063
Tenet Healthcare Corp., First Lien, 4.75% 2020	1,450	1,489
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,975	2,094
Tenet Healthcare Corp., First Lien, 4.50% 2021	5,600	5,628
Tennessee Valley Authority 5.88% 2036	2,250	3,026
Tennessee Valley Authority 5.25% 2039	6,000	7,646
Tesoro Logistics LP 5.50% 2019	1,930	2,046
Capital World Bond Fund — Page 18 of 30

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Tesoro Logistics LP 5.25% 2025	$975	$1,021
Teva Pharmaceutical Finance Company BV 1.40% 2018	1,710	1,700
Teva Pharmaceutical Finance Company BV 2.20% 2021	3,320	3,197
Teva Pharmaceutical Finance Company BV 2.80% 2023	1,460	1,387
Teva Pharmaceutical Finance Company BV 3.15% 2026	5,955	5,498
Teva Pharmaceutical Finance Company BV 4.10% 2046	5,820	5,032
Thermo Fisher Scientific Inc. 2.40% 2019	1,725	1,740
Thomson Reuters Corp. 4.30% 2023	4,250	4,495
Thomson Reuters Corp. 5.65% 2043	2,980	3,319
TI Automotive Ltd. 8.75% 2023[4]	1,760	1,876
T-Mobile US, Inc. 6.50% 2026	550	604
Total Capital International 2.875% 2022	1,115	1,126
Toyota Motor Credit Corp. 1.45% 2018	1,450	1,450
Toyota Motor Credit Corp. 1.55% 2019	600	595
Toyota Motor Credit Corp. 1.70% 2019	3,000	3,006
Toyota Motor Credit Corp. 2.15% 2020	3,500	3,518
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,336
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,310
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,302
TransCanada PipeLines Ltd. 7.625% 2039	1,000	1,405
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	650	671
Transocean Inc. 9.00% 2023[4]	875	938
Transportadora de Gas Peru SA 4.25% 2028[2,4]	7,560	7,655
Trilogy International Partners, LLC 13.375% 2019[4]	7,175	7,283
Turkey (Republic of) 6.25% 2022	6,285	6,726
Turkey (Republic of) 4.875% 2026	7,400	7,143
U.S. Treasury 0.875% 2017	67,500	67,514
U.S. Treasury 0.75% 2018	1,900	1,887
U.S. Treasury 1.375% 2018	5,500	5,516
U.S. Treasury 0.75% 2019	17,000	16,760
U.S. Treasury 1.125% 2019	68,775	68,618
U.S. Treasury 1.125% 2019	15,355	15,326
U.S. Treasury 1.375% 2019	2,010	2,006
U.S. Treasury 1.50% 2019	28,750	28,811
U.S. Treasury 1.625% 2019[12]	57,150	57,524
U.S. Treasury 1.625% 2019	4,746	4,775
U.S. Treasury 1.75% 2019	74,350	75,019
U.S. Treasury 1.25% 2020	33,610	33,398
U.S. Treasury 1.375% 2020[12]	100,450	99,829
U.S. Treasury 1.50% 2020	13,000	12,968
U.S. Treasury 1.625% 2020	4,030	4,033
U.S. Treasury 1.75% 2020	34,200	34,226
U.S. Treasury 2.125% 2020	18,300	18,589
U.S. Treasury 1.125% 2021	261,160	254,829
U.S. Treasury 1.125% 2021	28,100	27,256
U.S. Treasury 1.75% 2021	33,800	33,585
U.S. Treasury 2.00% 2021	82,150	82,612
U.S. Treasury 2.125% 2021	13,900	14,047
U.S. Treasury 1.875% 2022	9,617	9,594
U.S. Treasury 1.375% 2023	25,700	24,492
U.S. Treasury 1.375% 2023	6,900	6,568
U.S. Treasury 2.125% 2023	5,500	5,482
U.S. Treasury 2.50% 2024	76,900	78,282
U.S. Treasury 2.25% 2025	72,300	71,684
U.S. Treasury 2.00% 2026	257,595	248,870
Capital World Bond Fund — Page 19 of 30

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2027	$8,314	$8,210
U.S. Treasury 2.875% 2043	30,630	29,835
U.S. Treasury 3.00% 2045	61,450	61,076
U.S. Treasury 2.25% 2046	34,450	29,160
U.S. Treasury 2.50% 2046	7,300	6,537
U.S. Treasury 2.50% 2046	4,900	4,393
U.S. Treasury 2.875% 2046	178,334	173,055
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	28,170	27,946
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	158,305	162,294
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	30,076	29,860
U.S. Treasury Inflation-Protected Security 0.375% 2025[1]	27,131	27,236
U.S. Treasury Inflation-Protected Security 2.375% 2025[1]	7,084	8,183
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	55,689	56,774
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	7,036	7,015
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]	42,671	47,164
U.S. Treasury Inflation-Protected Security 0.75% 2045[1]	2,969	2,835
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]	145,414	147,901
United Mexican States 3.625% 2022	2,020	2,083
United Mexican States 4.15% 2027	740	754
United Mexican States 4.75% 2044	13,780	13,436
United Mexican States 4.35% 2047	2,600	2,399
UnitedHealth Group Inc. 2.70% 2020	2,330	2,378
UnitedHealth Group Inc. 3.75% 2025	2,160	2,258
Vale Overseas Ltd. 5.875% 2021	845	908
Vale Overseas Ltd. 4.375% 2022	255	260
Vale Overseas Ltd. 6.25% 2026	5,990	6,522
Valero Energy Partners LP 4.375% 2026	955	966
State of California, Various Purpose G.O. Bonds, 7.55% 2039	2,720	3,995
State of California, Various Purpose G.O. Bonds, 7.60% 2040	7,770	11,622
State of California, Various Purpose G.O. Bonds, 7.625% 2040	11,850	17,347
VEB Finance Ltd. 6.902% 2020[4]	6,600	7,257
Venezuela (Bolivarian Republic of) 12.75% 2022[2]	170	99
Venezuela (Bolivarian Republic of) 8.25% 2024	1,035	450
Venezuela (Bolivarian Republic of) 9.25% 2027	1,540	721
Venezuela (Bolivarian Republic of) 11.95% 2031[2]	980	534
Verizon Communications Inc. 2.946% 2022[4]	200	199
Verizon Communications Inc. 4.125% 2027	1,895	1,931
Verizon Communications Inc. 4.272% 2036	5,367	4,971
Verizon Communications Inc. 3.85% 2042	1,786	1,501
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[2,4]	1,610	1,602
Virgin Australia Holdings Ltd. 8.50% 2019[4]	1,150	1,215
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	2,320	2,324
VPI Escrow Corp. 6.375% 2020[4]	11,075	10,078
VRX Escrow Corp. 6.125% 2025[4]	3,500	2,708
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 2047[2,6]	1,103	1,110
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.760% 2049[2,6]	105	105
Walgreens Boots Alliance, Inc. 1.75% 2018	5,300	5,308
Walgreens Boots Alliance, Inc. 2.60% 2021	1,650	1,653
Walgreens Boots Alliance, Inc. 3.10% 2023	1,445	1,445
WEA Finance LLC 1.75% 2017[4]	5,435	5,437
WEA Finance LLC 2.70% 2019[4]	9,285	9,376
WEA Finance LLC 3.25% 2020[4]	10,190	10,393
WEA Finance LLC 3.75% 2024[4]	2,380	2,411
Weatherford International PLC 4.50% 2022	3,260	3,138
Weatherford International PLC 8.25% 2023	2,575	2,807
Capital World Bond Fund — Page 20 of 30

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Weatherford International PLC 9.875% 2024[4]	$375	$436
Weatherford International PLC 6.50% 2036	1,775	1,686
Weatherford International PLC 6.75% 2040	4,235	4,044
WellPoint, Inc. 2.30% 2018	2,645	2,657
Wells Fargo & Co. 2.50% 2021	877	875
Western Gas Partners LP 2.60% 2018	130	131
Western Gas Partners LP 3.95% 2025	455	451
Western Gas Partners LP 4.65% 2026	855	882
Westfield Corp. Ltd. 3.15% 2022[4]	2,060	2,061
Williams Companies, Inc. 3.70% 2023	3,280	3,239
Williams Partners LP 4.125% 2020	1,625	1,700
Williams Partners LP 5.25% 2020	10,405	11,202
Williams Partners LP 4.50% 2023	3,110	3,259
Williams Partners LP 4.30% 2024	6,220	6,409
Williams Partners LP 3.90% 2025	945	945
Williams Partners LP 4.00% 2025	965	971
Williams Partners LP 4.90% 2045	1,670	1,613
Williams Partners LP 5.10% 2045	1,152	1,149
Wind Acquisition SA 7.375% 2021[4]	8,375	8,731
Windstream Holdings, Inc. 7.75% 2021	6,575	6,509
WM. Wrigley Jr. Co 3.375% 2020[4]	5,270	5,453
WPP Finance 2010 3.75% 2024	4,000	4,061
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[4]	2,150	2,121
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[4]	2,300	2,343
Wynn Macau, Ltd. 5.25% 2021[4]	4,600	4,704
Zambia (Republic of) 8.97% 2027[2,4]	15,230	15,961
ZF Friedrichshafen AG 4.50% 2022[4]	755	789
ZF Friedrichshafen AG 4.75% 2025[4]	2,225	2,311
Ziggo Bond Finance BV 5.50% 2027[4]	3,750	3,759
Zimmer Holdings, Inc. 3.15% 2022	3,530	3,546
		5,532,235
Total bonds, notes & other debt instruments (cost: $11,897,415,000)		11,707,921
Convertible stocks 0.03% U.S. dollars 0.01%	Shares
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.158%[8,9,13]	1,141	314
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.158%[8,9,13]	719	287
		601
Miscellaneous 0.02%
Other convertible stocks in initial period of acquisition		2,847
Total convertible stocks (cost: $5,056,000)		3,448
Common stocks 0.03% U.S. dollars 0.03%
Warrior Met Coal, LLC, Class B4,9	3,987	1,296
Warrior Met Coal, LLC, Class A4,9	1,357	441
Corporate Risk Holdings I, Inc.[9,13]	91,424	1,231
Corporate Risk Holdings Corp.[9,13]	462	—
NII Holdings, Inc.[13]	370,274	481
Capital World Bond Fund — Page 21 of 30

unaudited
Common stocks U.S. dollars (continued)	Shares	Value (000)
CEVA Group PLC[8,9,13]	527	$127
Atrium Corp.[4,9,13]	191	—
Total common stocks (cost: $9,231,000)		3,576
Short-term securities 4.22%	Principal amount (000)
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.91% due 4/13/2017	$ 21,700	21,693
Canadian Imperial Bank of Commerce 0.88% due 5/1/2017[4]	40,700	40,668
ExxonMobil Corp. 0.82% due 4/21/2017	56,200	56,173
Federal Home Loan Bank 0.64%–0.79% due 6/7/2017–8/1/2017	141,900	141,628
L’Oréal USA, Inc. 0.82% due 4/28/2017[4]	34,900	34,878
Sumitomo Mitsui Banking Corp. 1.00% due 4/4/2017–5/15/2017[4]	80,500	80,436
Total Capital Canada Ltd. 0.99% due 6/8/2017[4]	85,400	85,244
Victory Receivables Corp. 1.02% due 4/27/2017[4]	55,200	55,153
Total short-term securities (cost: $515,904,000)		515,873
Total investment securities 99.99% (cost: $12,427,606,000)		12,230,818
Other assets less liabilities 0.01%		1,288
Net assets 100.00%		$12,232,106
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)[14]	Value at 3/31/2017 (000)[15]	Unrealized (depreciation) appreciation at 3/31/2017 (000)
10 Year Euro-Bund Futures	Long	37	June 2017	$3,700	$6,371	$(54)
10 Year U.S. Treasury Note Futures	Long	193	June 2017	19,300	24,041	19
30 Year Ultra U.S. Treasury Bond Futures	Long	10	June 2017	1,000	1,606	(15)
10 Year Ultra U.S. Treasury Note Futures	Short	56	June 2017	(5,600)	(7,498)	(7)
5 Year U.S. Treasury Note Futures	Long	864	July 2017	86,400	101,716	37
						$(20)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2017 (000)
Purchases (000)	Sales (000)
USD2,137	IDR28,589,600	JPMorgan Chase	4/10/2017	$(6)
EUR5,003	AUD7,000	JPMorgan Chase	4/10/2017	(7)
USD22,344	MYR99,971	Citibank	4/10/2017	(237)
USD23,239	COP69,746,000	Barclays Bank PLC	4/10/2017	(986)
JPY15,248,337	USD133,395	JPMorgan Chase	4/11/2017	3,625
EUR8,035	USD8,459	UBS AG	4/11/2017	117
SEK39,107	USD4,317	UBS AG	4/11/2017	49
Capital World Bond Fund — Page 22 of 30

unaudited
Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2017 (000)
Purchases (000)	Sales (000)
USD22,476	EUR21,350	JPMorgan Chase	4/11/2017	$(311)
EUR12,055	USD12,811	Citibank	4/12/2017	56
USD1,059	GBP850	JPMorgan Chase	4/12/2017	(6)
EUR7,147	AUD10,000	JPMorgan Chase	4/12/2017	(10)
USD3,400	EUR3,200	JPMorgan Chase	4/12/2017	(15)
USD7,457	CAD10,000	UBS AG	4/12/2017	(64)
USD7,573	AUD10,000	UBS AG	4/12/2017	(65)
USD13,933	AUD18,400	Citibank	4/12/2017	(121)
USD72,175	AUD95,300	UBS AG	4/12/2017	(618)
JPY12,195,000	USD106,794	HSBC Bank	4/13/2017	2,798
JPY1,513,549	USD13,215	JPMorgan Chase	4/13/2017	387
USD16,099	AUD21,000	JPMorgan Chase	4/13/2017	59
USD2,140	NZD3,000	JPMorgan Chase	4/13/2017	37
SEK114,478	EUR12,000	Citibank	4/13/2017	(26)
SEK154,107	USD17,277	Barclays Bank PLC	4/13/2017	(68)
USD20,485	AUD27,300	Bank of America, N.A.	4/13/2017	(368)
USD34,666	ILS127,820	Bank of America, N.A.	4/13/2017	(634)
USD17,747	ZAR234,800	UBS AG	4/20/2017	306
USD11,388	EUR10,730	Citibank	4/20/2017	(69)
USD18,451	GBP14,800	Bank of New York Mellon	4/20/2017	(100)
JPY11,675,659	USD101,953	HSBC Bank	4/21/2017	3,008
JPY5,005,864	USD43,690	Bank of America, N.A.	4/21/2017	1,311
JPY5,001,220	USD43,777	UBS AG	4/21/2017	1,183
USD2,155	NZD3,000	JPMorgan Chase	4/21/2017	53
USD9,917	ZAR133,200	JPMorgan Chase	4/21/2017	24
EUR4,926	NZD7,500	JPMorgan Chase	4/21/2017	6
USD19,312	ZAR260,000	JPMorgan Chase	4/21/2017	3
USD3,478	NZD5,000	JPMorgan Chase	4/21/2017	(25)
USD2,413	AUD3,200	JPMorgan Chase	4/21/2017	(31)
NOK39,331	EUR4,325	HSBC Bank	4/21/2017	(37)
SEK221,411	EUR23,200	Citibank	4/21/2017	(40)
USD3,841	ILS14,100	HSBC Bank	4/21/2017	(54)
SEK142,290	EUR14,950	Citibank	4/21/2017	(69)
SEK176,553	EUR18,550	Citibank	4/21/2017	(85)
NOK90,913	EUR10,000	Citibank	4/21/2017	(87)
EUR6,951	PLN30,000	Citibank	4/21/2017	(141)
EUR19,707	GBP17,100	HSBC Bank	4/21/2017	(392)
USD23,282	AUD31,025	Bank of America, N.A.	4/21/2017	(412)
USD31,931	AUD42,550	Bank of America, N.A.	4/21/2017	(565)
USD41,142	JPY4,700,000	JPMorgan Chase	4/21/2017	(1,109)
JPY7,826,342	USD70,044	Citibank	4/24/2017	322
USD398	COP1,158,000	JPMorgan Chase	4/24/2017	(4)
USD33,532	INR2,200,000	JPMorgan Chase	4/24/2017	(235)
GBP145,097	EUR166,300	Bank of America, N.A.	4/26/2017	4,286
USD2,368	EUR2,200	JPMorgan Chase	4/26/2017	18
EUR45,000	USD48,065	Citibank	4/26/2017	(2)
USD2,379	ILS8,700	Bank of America, N.A.	4/26/2017	(25)
NOK42,277	USD5,000	Goldman Sachs	4/26/2017	(75)
USD5,266	GBP4,300	Bank of America, N.A.	4/26/2017	(125)
SEK87,989	USD10,000	Goldman Sachs	4/26/2017	(169)
EUR39,849	USD43,000	JPMorgan Chase	4/26/2017	(439)
EUR80,235	USD86,375	Goldman Sachs	4/26/2017	(681)
Capital World Bond Fund — Page 23 of 30

unaudited
Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2017 (000)
Purchases (000)	Sales (000)
JPY4,334,444	USD38,276	HSBC Bank	4/27/2017	$699
USD8,185	EUR7,680	UBS AG	4/27/2017	(18)
USD2,643	EUR2,500	Citibank	4/27/2017	(27)
USD17,097	AUD22,500	JPMorgan Chase	4/27/2017	(85)
EUR14,490	HUF4,500,000	HSBC Bank	4/27/2017	(93)
USD25,360	EUR24,000	Bank of America, N.A.	4/27/2017	(274)
USD669	ZAR8,500	JPMorgan Chase	4/28/2017	38
USD3,745	CAD5,000	JPMorgan Chase	4/28/2017	(17)
USD37,532	PLN149,385	JPMorgan Chase	4/28/2017	(127)
GBP28,252	USD35,300	Goldman Sachs	5/3/2017	124
USD10,255	EUR9,500	Citibank	5/3/2017	105
USD35,697	HUF10,294,900	Bank of America, N.A.	5/3/2017	70
USD35,282	NZD50,300	Bank of America, N.A.	5/3/2017	52
USD18,395	MXN351,425	HSBC Bank	5/5/2017	(273)
EUR74,700	USD78,740	UBS AG	5/8/2017	1,089
EUR16,263	USD17,680	Goldman Sachs	5/9/2017	(300)
JPY1,824,122	EUR15,200	HSBC Bank	5/10/2017	165
USD2,776	TRY10,275	Barclays Bank PLC	5/10/2017	(18)
USD8,365	GBP6,700	Bank of New York Mellon	5/10/2017	(37)
NOK207,685	USD24,347	Barclays Bank PLC	5/10/2017	(149)
NOK213,338	USD25,082	Bank of America, N.A.	5/10/2017	(225)
EUR32,924	USD35,487	Barclays Bank PLC	5/10/2017	(298)
SEK197,119	USD22,363	Barclays Bank PLC	5/10/2017	(323)
JPY20,035,701	USD181,143	JPMorgan Chase	5/10/2017	(894)
USD4,510	CAD6,000	Barclays Bank PLC	5/17/2017	(4)
JPY4,075,717	USD36,267	JPMorgan Chase	5/22/2017	415
EUR47,856	USD51,882	Bank of America, N.A.	5/24/2017	(700)
USD3,068	EUR2,830	UBS AG	5/25/2017	42
USD4,391	GBP3,500	Bank of America, N.A.	6/2/2017	—[16]
USD19,029	EUR17,775	Citibank	6/15/2017	(3)
USD39,413	BRL125,041	Citibank	6/23/2017	242
USD45,776	CNH320,000	Citibank	8/14/2017	(309)
				$8,002
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2017 (000)
1.384%	3-month USD-LIBOR	12/15/2018	$270,000	$(780)	$—	$(780)
1.4995%	3-month USD-LIBOR	2/2/2019	130,000	(203)	—	(203)
1.707%	3-month USD-LIBOR	3/16/2019	130,000	243	—	243
1.6505%	3-month USD-LIBOR	3/21/2019	250,000	180	—	180
1.345%	6-month NOK-NIBOR	12/16/2019	NKr350,000	88	—	88
6-month EURIBOR	(0.1003)%	12/16/2019	€32,000	(59)	—	(59)
1.36%	6-month NOK-NIBOR	12/19/2019	NKr500,000	145	—	145
2.046%	3-month AUD-BBSW	2/10/2020	A$40,000	(173)	—	(173)
3-month USD-LIBOR	1.6597%	2/13/2020	$60,000	208	—	208
2.5725%	3-month NZD-BBR-FRA	2/13/2020	NZ$40,000	32	—	32
Capital World Bond Fund — Page 24 of 30

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2017 (000)
0.5725%	3-month SEK-STIBOR	7/24/2020	SKr43,250	$92	$—	$92
1.572%	3-month USD-LIBOR	9/16/2020	$60,000	(619)	—	(619)
0.4825%	3-month SEK-STIBOR	9/22/2020	SKr300,000	529	—	529
1.0625%	3-month Canada BA	11/5/2020	C$80,000	(555)	—	(555)
2.22%	6-month AUD-BBSW	11/7/2020	A$80,000	(415)	—	(415)
3-month USD-LIBOR	1.358%	11/8/2020	$60,000	970	—	970
3-month USD-LIBOR	1.365%	11/8/2020	60,000	963	—	963
3-month USD-LIBOR	1.67%	11/14/2020	55,000	566	—	566
2.86%	3-month NZD-BBR-FRA	11/14/2020	NZ$80,000	(219)	—	(219)
1.2185%	3-month USD-LIBOR	2/8/2021	$70,000	(1,859)	—	(1,859)
3-month USD-LIBOR	1.5075%	9/22/2026	9,600	712	—	712
3-month USD-LIBOR	2.468%	12/19/2026	40,000	(323)	—	(323)
3-month USD-LIBOR	2.4005%	1/27/2027	35,000	(62)	—	(62)
6-month HUF-BUBOR	2.58%	3/31/2027	HUF11,590,000	(371)	—	(371)
6-month EURIBOR	0.7962%	9/22/2036	€14,700	1,413	—	1,413
3-month USD-LIBOR	2.562%	11/4/2045	$20,000	385	—	385
3-month USD-LIBOR	2.52611%	11/24/2045	67,000	1,798	—	1,798
3-month USD-LIBOR	2.535%	11/24/2045	8,000	200	—	200
3-month USD-LIBOR	2.556%	11/27/2045	47,000	962	—	962
3-month USD-LIBOR	2.354%	1/29/2046	30,000	1,899	—	1,899
3-month USD-LIBOR	2.116%	4/15/2046	14,000	1,606	—	1,606
3-month USD-LIBOR	1.794%	8/3/2046	50,000	9,244	—	9,244
3-month USD-LIBOR	1.9095%	10/11/2046	30,000	4,823	—	4,823
3-month USD-LIBOR	2.699%	1/31/2047	20,000	(203)	—	(203)
3-month USD-LIBOR	2.659%	2/8/2047	15,000	(18)	—	(18)
3-month USD-LIBOR	2.696%	3/7/2047	20,000	(187)	—	(187)
6-month EURIBOR	1.4162%	3/8/2047	€18,000	(123)	—	(123)
					$—	$20,889
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Step bond; coupon rate will increase at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,311,956,000, which represented 10.73% of the net assets of the fund.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $20,944,000, which represented .17% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $7,223,000, which represented .06% of the net assets of the fund.
[10]	Purchased on a TBA basis.
[11]	Scheduled interest and/or principal payment was not received.
[12]	A portion of this security was pledged as collateral. The total value of pledged collateral was $65,284,000, which represented .53% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]	Notional amount is calculated based on the number of contracts and notional contract size.
[15]	Value is calculated based on the notional amount and current market price.
[16]	Amount less than one thousand.

Capital World Bond Fund — Page 25 of 30

unaudited
Private placement securities	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$13,100	$13,157.11%
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.158%	3/10/2010-5/2/2013	1,687	314.00
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.158%	4/3/2013-8/27/2013	729	287.00
CEVA Group PLC	3/10/2010-5/2/2013	719	127.00
Total private placement securities		$16,235	$13,885.11%
Capital World Bond Fund — Page 26 of 30

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $40,250,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $2,648,106,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $1,162,244,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security;
Capital World Bond Fund — Page 27 of 30

unaudited
contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2017 (dollars in thousands):
Capital World Bond Fund — Page 28 of 30

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Japanese yen	$—	$1,237,388	$—	$1,237,388
Euros	—	1,200,462	—	1,200,462
Polish zloty	—	624,310	—	624,310
Hungarian forints	—	522,659	—	522,659
Mexican pesos	—	424,518	—	424,518
British pounds	—	305,416	—	305,416
Indian rupees	—	248,657	—	248,657
Malaysian ringgits	—	233,525	—	233,525
Colombian pesos	—	206,170	—	206,170
Australian dollars	—	174,411	—	174,411
Brazilian reais	—	152,008	—	152,008
Danish kroner	—	142,358	—	142,358
Norwegian kroner	—	134,352	—	134,352
Chilean pesos	—	93,533	—	93,533
Canadian dollars	—	78,782	—	78,782
Thai baht	—	64,657	—	64,657
South African rand	—	62,199	—	62,199
Israeli shekels	—	60,985	—	60,985
Swedish kronor	—	51,856	—	51,856
Turkish lira	—	49,039	—	49,039
Argentine pesos	—	39,503	—	39,503
Egyptian pounds	—	19,448	—	19,448
Philippine pesos	—	18,011	—	18,011
Ghana cedi	—	11,991	—	11,991
New Zealand dollars	—	9,611	—	9,611
Peruvian nuevos soles	—	6,357	—	6,357
Indonesian rupiah	—	3,480	—	3,480
U.S. dollars	—	5,531,555	680	5,532,235
Convertible stocks	—	601	2,847	3,448
Common stocks	481	1,864	1,231	3,576
Short-term securities	—	515,873	—	515,873
Total	$481	$12,225,579	$4,758	$12,230,818

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$56	$—	$—	$56
Unrealized appreciation on open forward currency contracts	—	20,689	—	20,689
Unrealized appreciation on interest rate swaps	—	27,058	—	27,058
Liabilities:
Unrealized depreciation on futures contracts	(76)	—	—	(76)
Unrealized depreciation on open forward currency contracts	—	(12,687)	—	(12,687)
Unrealized depreciation on interest rate swaps	—	(6,169)	—	(6,169)
Total	$(20)	$28,891	$—	$28,871
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
Capital World Bond Fund — Page 29 of 30

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$228,317
Gross unrealized depreciation on investment securities	(449,512)
Net unrealized depreciation on investment securities	(221,195)
Cost of investment securities	12,452,013

Key to abbreviations and symbols
AUD/A$ = Australian dollars	EUR/€ = Euros	MYR = Malaysian ringgits
ARS = Argentine pesos	EURIBOR = Euro Interbank Offered Rate	NIBOR = Norway Interbank Offered Rate
BA = Banker’s acceptances	FRA = Forward rate agreement	NOK/NKr = Norwegian kroner
BBR = Bank base rate	GBP/£ = British pounds	NZD/NZ$ = New Zealand dollars
BBSW = Bank Bill Swap Rate	G.O. = General Obligation	PEN = Peruvian nuevos soles
BRL = Brazilian reais	GHS = Ghanaian cedi	PHP = Philippine pesos
BUBOR = Budapest Interbank Offered Rate	HUF = Hungarian forints	PLN = Polish zloty
CAD/C$ = Canadian dollars	IDR = Indonesian rupiah	SEK/SKr = Swedish kronor
CLP = Chilean pesos	ILS = Israeli shekels	STIBOR = Stockholm Interbank Offered Rate
CNH = Yuan Renminbi Offshore	INR = Indian rupees	TBA = To-be-announced
COP = Colombian pesos	JPY/¥ = Japanese yen	THB = Thai baht
DKr = Danish kroner	LIBOR = London Interbank Offered Rate	TRY = Turkish lira
EGP = Egyptian pounds	MXN = Mexican pesos	USD/$ = U.S. dollars
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-031-0517O-S54113	Capital World Bond Fund — Page 30 of 30

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: May 26, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 26, 2017